Revenue and Consolidated Segment Data - Schedule of Information by Segment (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Schedule of Information by Segment [Line Items]
Total segment revenue		$ 18,284,057	$ 17,198,739
Inter-segment revenue		(13,467)	(30,734)
Revenue from external customers		18,270,590	17,168,005	[1]
Foreign exchange (gain) losses, net:
Foreign exchange losses, net		(547,224)	719,817
Finance income (costs), net:
Loss before income tax from continuing operations		(3,056,284)	(1,995,691)	[1]
Net loss for the period from continuing operations		(3,120,475)	(2,043,868)	[1],[2]
Net loss for the period		(3,127,646)	(2,227,122)	[1],[3]
Net loss for the period attributable to:
Net loss attributable to equity holders of the Company		(3,100,599)	(2,236,077)	[1]
Less: net (loss)/profit attributable to the non-controlling interests		(27,047)	8,955	[1]
Net loss for the period		(3,127,646)	(2,227,122)	[1],[3]
Operating Segments [Member]
Operating (loss)/profit
Operating loss from continuing operations		(3,275,598)	(2,287,313)
Total other income from three segments		162,291	60,485
Finance income (costs), net:
Loss before income tax from continuing operations		(3,056,284)	(1,995,691)
Income tax expense		(64,191)	(48,177)
Net loss for the period from continuing operations		(3,120,475)	(2,043,868)
Net loss for the period from discontinued operations		(7,171)	(183,254)
Net loss for the period		(3,127,646)	(2,227,122)
Net loss for the period attributable to:
Net loss attributable to equity holders of the Company		(3,100,599)	(2,236,077)
Less: net (loss)/profit attributable to the non-controlling interests		(27,047)	8,955
Net loss for the period		(3,127,646)	(2,227,122)
Secured Logistics Business
Schedule of Information by Segment [Line Items]
Total segment revenue		18,029,344	17,060,580
Inter-segment revenue		(481)	(45)
Revenue from external customers		18,028,863	17,060,535
Secured Logistics Business | Operating Segments [Member]
Operating (loss)/profit
Operating loss from continuing operations		(958,681)	541,031
Foreign exchange (gain) losses, net:
Foreign exchange losses, net		(4,889)	(4,793)
Finance income (costs), net:
Finance costs		(140,840)	(56,670)
AI&Robotics Solution Business | Operating Segments [Member]
Operating (loss)/profit
Operating loss from continuing operations		(658,587)	(1,109,880)
Foreign exchange (gain) losses, net:
Foreign exchange losses, net		(30,854)	1,865
Finance income (costs), net:
Finance costs		(18,697)	(6,153)
AI&Robotics Solution Business [Member]
Schedule of Information by Segment [Line Items]
Total segment revenue		254,713	138,159
Inter-segment revenue		(12,986)	(30,689)
Revenue from external customers		241,727	107,470
Corporate and Others [Member] | Operating Segments [Member]
Operating (loss)/profit
Operating loss from continuing operations	[4]	(1,658,330)	(1,718,464)
Foreign exchange (gain) losses, net:
Foreign exchange losses, net		(20,811)	(16,138)
Finance income (costs), net:
Finance costs		$ 273,114	$ 313,026

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia Security System Co., Ltd (“Beijing Wanjia”) (Note 4) for the six months ended June 30, 2025.
[2]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia (Note 4) for the six months ended June 30, 2025.
[3]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia (Note 4) for the six months ended June 30, 2025.
[4]	Includes non-cash compensation, legal and professional fees and consultancy fees for the Company.